Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Summary of Warrants Outstanding
As of March 31, 2026 and December 31, 2025, outstanding and exercisable warrants consisted of the following:

	Issuance Date	Term (years)	Exercise Price	Warrants Outstanding and Exercisable at December 31, 2025	Warrants Outstanding and Exercisable at March 31, 2026		Contractual life remaining (years)
SVB Warrants	January 20, 2019	10	$4,848.80	92	92		1.83
September 2023 Warrants	September 20, 2023	5.5	$56.43	34,599	34,599		2.97
September 2023 Placement Agent Warrants	September 20, 2023	5	$72.26	2,075	2,075		2.47
January 2024 Common Stock Warrant	January 9, 2024	5	$12.98	13,636	13,636		2.78
January 2024 Pre-Funded Warrant	January 9, 2024	Perpetual	$0.11	42,864	42,864	*
August 2025 Pre-Funded Warrant	August 20, 2025	Perpetual	$0.11	185,528	185,528	*
September 2025 Pre-Funded Warrant	September 25, 2025	Perpetual	$0.11	2,318,657	2,318,657	*

	Issuance Date	Term (years)	Exercise Price	Warrants Outstanding and Exercisable at December 31, 2025	Warrants Outstanding and Exercisable at March 31, 2026		Contractual life remaining (years)
December 2025 Pre-Funded Warrant	December 12, 2025	Perpetual	$0.11	927,643	927,643	*
February 2026 Pre-Funded Warrants	February 26, 2026	Perpetual	$0.11	—	1,113,170	*
March 2026 Pre-Funded Warrants	March 12, 2026	Perpetual	$0.11	—	371,057	*

Warrants outstanding				3,525,094	5,009,321

	Weighted Average Strike Price		$0.65	Weighted Average Remaining Life (years)			2.90

*	Indicates the perpetual warrants that are excluded from the weighted average remaining contractual life (years) calculation.

As of December 31, 2025, 2024, and 2023, outstanding and exercisable warrants consisted of the following:

	Issuance Date	Term (years)	Exercise Price	Warrants Outstanding and Exercisable at December 31, 2023	Warrants Outstanding and Exercisable at December 31, 2024	Warrants Outstanding and Exercisable at December 31, 2025		Contractual life remaining (years)
SVB Warrants	January 20, 2019	10	$4,848.80	92	92	92		2.08
September 2023 Warrants	September 20, 2023	5.5	$56.43	34,599	34,599	34,599		3.22
September 2023 Placement Agent Warrants	September 20, 2023	5	$72.26	2,075	2,075	2,075		2.72
January 2024 Common Stock Warrant	January 9, 2024	5	$12.98	—	13,636	13,636		3.02
January 2024 Pre-Funded Warrant	January 9, 2024	Perpetual	$0.11	—	42,864	42,864	*
August 2025 Pre-Funded Warrant	August 20, 2025	Perpetual	$0.11	—	—	185,528	*
September 2025 Pre-Funded Warrant	September 25, 2025	Perpetual	$0.11	—	—	2,318,657	*
December 2025 Pre-Funded Warrant	December 12, 2025	Perpetual	$0.11	—	—	927,643	*

Warrants outstanding				36,766	93,266	3,525,094

	Weighted Average Strike Price		$0.88		Weighted Average Remaining Life (years)			3.14

*	Indicates the perpetual warrants that are excluded from the weighted average remaining contractual life (years) calculation.